Bank Credit Lines and Loan Facilities	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Bank Credit Lines and Loan Facilities	Bank Credit Lines and Loan Facilities
The Company had the following debt outstanding as of December 31, 2023 and 2022:

		Interest rate as of		Principal amount as of
	Maturity Date	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
				(in thousands)
Senior Secured Term Loan	July 2028	7.860%	7.092%	$3,251,213	$4,201,213
Senior Secured Notes	July 2026	2.875%	2.875%	500,000	500,000
Senior Secured Revolving Loan Facility	January 2024	6.720%	—	55,000	—
Total debt				3,806,213	4,701,213
Less current portion of debt				(110,150)	(55,150)
Total long-term debt				3,696,063	4,646,063
Less debt issuance costs and debt discount				(30,624)	(47,026)
Total long-term debt, net				$3,665,439	$4,599,037

The Company incurred interest costs from various financing arrangements during the years ended December 31, 2023, December 31, 2022 and December 31, 2021 as set out in the table below. These costs have been charged in the interest expense line of the Consolidated Statement of Operations. In the years ending December 31, 2023, December 31, 2022 and December 31, 2021, the Company expensed $16.4 million, $17.7 million and $86.7 million of transaction related financing costs, inclusive of the amortization of financing fees which were previously capitalized, associated with the debt facilities used to finance the Merger.

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Interest expense on drawn facilities	$311,019	$209,189	$93,809
Amortization of merger related financing fees	16,402	17,749	12,890
Transaction and one time financing costs	—	—	75,391
Other financing costs*	9,278	2,793	333
Total financing costs	$336,699	$229,731	$182,423
*Includes costs associated with the senior secured revolving loan facility.

As of December 31, 2023, the contractual maturities of the Company's debt obligations were as follows:

Current maturities of debt:	(in thousands)
2024	$110,150
2025	55,150
2026	555,150
2027	55,150
2028 and thereafter	3,030,613
Total	$3,806,213

The Company's primary financing arrangements are its senior secured credit facilities (the "Senior Secured Credit Facilities"), which consists of a senior secured term loan and a revolving credit facility, and the senior secured notes (the "Senior Secured Notes").

Senior Secured Credit Facilities

On July 1, 2021, the Company completed the acquisition of PRA Health Sciences, Inc. ("PRA") by means of a merger whereby Indigo Merger Sub, Inc., a Delaware corporation and subsidiary of ICON, merged with and into PRA, the parent of the PRA Health Sciences ("the Merger"). In conjunction with the completion of the Merger, on July 1, 2021, ICON entered into a credit agreement providing for a senior secured term loan facility of $5,515 million and a senior secured revolving loan facility in an initial aggregate principal amount of $300 million (the "Senior Secured Credit Facilities"). The Senior Secured Credit Facility and Senior Secured Notes were issued at a discount of $27.6 million. On May 2, 2023, the Company agreed with its lenders to increase the aggregate principal amount of the senior secured revolving loan facility from $300 million to $500 million.

Borrowings under the senior secured term loan facility amortize in equal quarterly installments in an amount equal to 1.00% per annum of the principal amount, with the remaining balance due at final maturity. The interest rate margin applicable to borrowings under the senior secured term loan facility is USD Term SOFR and a Term SOFR Adjustment depending on the interest period chosen plus an applicable margin which is dependent on the Company's net leverage ratio. As of December 31, 2023, the applicable margin is 2.25%. The senior secured term loan facility is subject to a floor of 0.50%.

The interest rate margin applicable to borrowings under the revolving loan facility will be, at the option of the borrower, either (i) the applicable base rate plus an applicable margin of 1.00%, 0.60% or 0.25% based on ICON’s current corporate family rating assigned by S&P of BB- (or lower), BB or BB+ (or higher), respectively, or (ii) Term SOFR plus a Term SOFR Adjustment on the interest period chosen plus an applicable margin of 2.00%, 1.60% or 1.25% based on ICON’s current corporate family rating assigned by S&P of BB- (or lower), BB or BB+ (or higher), respectively. In addition, lenders under the revolving loan facility are entitled to commitment fees as a percentage of the applicable margin at the time of drawing and utilization fees dependent on the proportion of the facility drawn. As at December 31, 2023, $445.0 million remained undrawn under the senior secured revolving loan facility.
The Borrowers’ (as defined in the Senior Secured Credit Facility) obligations under the Senior Secured Credit Facilities are guaranteed by ICON and the subsidiary guarantors. The Senior Secured Credit Facilities are secured by a lien on substantially all of ICON’s, the Borrowers’ and each of the subsidiary guarantor’s assets (subject to certain exceptions), and the Senior Secured Credit Facilities will have a first-priority lien on such assets, which will rank pari passu with the lien securing the Senior Secured Notes, subject to other permitted liens. The Company is permitted to make prepayments on the senior secured term loan without penalty.

Principal repayments, comprising mandatory and voluntary repayments, during the year ended December 31, 2023 and December 31, 2022 were as follows:

Principal repayments	December 31, 2023	December 31, 2022
	(in thousands)
Quarter 1	$250,000	$300,000
Quarter 2	150,000	100,000
Quarter 3	300,000	200,000
Quarter 4	250,000	200,000
Total	$950,000	$800,000

The voluntary repayments made during the year resulted in an accelerated charge associated with previously capitalized fees of $7.9 million (December 31, 2022: $7.8 million).

During the year ended December 31, 2023, the Company drew down $370.0 million (December 31, 2022: $75.0 million) of the senior secured revolving loan facility and repaid $315.0 million (December 31, 2022: $75.0 million) as shown below. As at December 31, 2023, $55.0 million (December 31, 2022: $nil) was drawn under the senior secured revolving loan facility.

	Drawdown	Repayment	Closing Balance
	(in thousands)
December 31, 2022	$—	$—	$—
Quarter 1, 2023	180,000	100,000	80,000
Quarter 2, 2023	50,000	80,000	50,000
Quarter 3, 2023	75,000	50,000	75,000
Quarter 4, 2023	65,000	85,000	55,000
	$370,000	$315,000

Senior Secured Notes

In addition to the Senior Secured Credit Facilities, on July 1, 2021, a subsidiary of the Company issued $500 million in aggregate principal amount of 2.875% senior secured notes due 2026 in a private offering (the “Offering”). The Senior Secured Notes will mature on July 15, 2026.

Fair Value of Debt
The estimated fair value of the Company’s debt was $3,793.5 million and $4,650.3 million at December 31, 2023 and December 31, 2022, respectively. The fair values of the Senior Secured Credit Facilities and Senior Secured Notes were determined based on Level 2 inputs, which are based on rates at which the debt is traded among financial institutions. The fair value of the senior secured revolving loan facility is recorded as its carrying value due to the short term duration.